MTB MANAGED ALLOCATION FUND – MODERATE GROWTH II SUMMARY
Investment Goal
The investment goal of the MTB Managed Allocation Fund – Moderate Growth II (the Fund) is to seek capital appreciation, and secondarily, income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It does not reflect any additional fees or expenses that may be imposed by separate accounts on insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - (USD $)	MTB Managed Allocation Fund - Moderate Growth II
Fees Paid Directly From Your Investment

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		MTB Managed Allocation Fund - Moderate Growth II
Management Fee		0.25%
Distribution an/or Service (12b-1) Fees		0.25%
Other Expenses		0.88%
Acquired Fund Fees and Expenses		0.94%
Total Annual Fund Operating Expenses		2.32%
Fee Waivers and/or Expense Reimbursements	[1]	0.64%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.68%
[1]	MTB Investment Advisors, Inc. (MTBIA or Advisor) contractually agreed to waive all or a portion of its investment advisory fee, which it is otherwise entitled to receive, and/or reimburse certain operating expenses of the Fund in order to limit the Fund's total Direct Annual Fund operating expenses, exclusive of Acquired Fund Fees and Expenses, to not more than 0.74% of the Fund's average daily net assets through April 30, 2012. The Board of Trustees (Board or Trustees) of the MTB Group of Funds may terminate the waiver if it determines that it is in the best interests of the Fund to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It does not reflect any additional fees or expenses that may be imposed by separate accounts on insurance companies or in connection with any variable annuity or variable life insurance contract.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
MTB Managed Allocation Fund - Moderate Growth II	171	663	1,182	2,606

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its objective by investing in a combination of underlying MTB Group of Funds (MTB Funds) (Underlying Funds) managed by the Advisor. The Fund's assets are allocated among Underlying Funds that invest primarily in three asset classes, equity funds, fixed income funds and money market funds, so that the Fund normally has exposure to each of these asset classes. The amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve the Fund's goal based upon the Advisor's view of economic conditions. The largest allocations normally are to Underlying Funds that invest primarily in equity securities (Underlying Equity Funds), but at times the amount allocated to Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and money market funds (Underlying Money Market Funds) can be higher than the amount in equities. Each Underlying Equity Fund employs a growth, value or blended style of investing in domestic or foreign stocks and, together, the Underlying Equity Funds invest in companies representing a wide range of market capitalizations.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.The primary factors that may reduce the Fund's returns include:

•

Risk Related to Investment in Underlying Funds. The investment performance of the Fund is affected by the investment performance of the Underlying Funds in which the Fund invests. The ability of the Fund to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the decisions of MTBIA, as investment advisor, regarding the allocation of the Fund's assets among the Underlying Funds. There can be no assurance that the investment objective of the Fund or any Underlying Fund will be achieved. Through its investments in Underlying Funds, the Fund is subject to the risks of the Underlying Funds' investments. Certain of the risks of the Underlying Funds' investments are described below. In addition, both the Fund and the Underlying Funds in which it invests bear fees and expenses, so investment in the Fund may be subject to certain duplicate expenses. The Advisor is subject to certain conflicts of interest in choosing the Underlying Funds in which the Fund may invest.

•	Stock Market Risk. The risk posed by the fact that the values of equity securities rise and fall.

•	Risk Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

•	Risk Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.

•

Risk Related to Company Size. The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven trace records, limited product or service base and limited access to capital. These risks are greater for small-market capitalizations stocks.

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities fall when interest rates rise and vice versa.

•	Credit Risk. The possibility that an issuer will default on a security by failing to pay interest or principal when due.

•	Call Risk. The possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price.

•

Prepayment Risk. The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities.

•

Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade (which are typically referred to as junk bonds) generally entail greater interest rate and credit risks than investment grade securities.

•	Risk of Foreign Investing. Foreign economic political or regulatory conditions may be less favorable than those of the United States.

•

Expenses of Investing in Other Funds. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities. These estimated expenses of the Underlying Funds are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years and for the life of the Fund compare with those of broad measures of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance reflected in the bar chart for the Fund does not reflect any insurance company separate account charges or recurring shareholder account fees, which, if reflected, would lower returns. The table shows returns for the Fund's primary broad-based market index, the Standard & Poor's 500 Index (S&P 500), and the Fund's secondary broad-based market index, the Barclays Capital U.S. Aggregate Bond Index (BCAB). The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The BCAB is an unmanaged index composed of securities from Barclays Capital/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Unlike the Fund's returns, the index returns do not reflect a deduction for fees, expenses or taxes.

MTB MANAGED ALLOCATION FUND – MODERATE GROWTH II Performance Over 8 Years

Best Quarter 15.23% 6/30/2009
Worst Quarter (14.91)% 12/31/2008

The Fund's total return for the three-month period from January 1, 2011 to March 31, 2011 was 3.99%.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns -	1 Year	5 Years	Since Inception	Inception Date
MTB Managed Allocation Fund - Moderate Growth II	10.55%	3.06%	4.02%	Jun 17, 2002
MTB Managed Allocation Fund - Moderate Growth II S&P 500 (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.34%	Jun 17, 2002
MTB Managed Allocation Fund - Moderate Growth II BCAB (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.40%	Jun 17, 2002

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000830744
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 15, 2010
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2011
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
MTB Managed Allocation Fund - Moderate Growth II | MTB Managed Allocation Fund - Moderate Growth II
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.94%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.68%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	171
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	663
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,182
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,606
Annual Return 2003	rr_AnnualReturn2003	17.29%
Annual Return 2004	rr_AnnualReturn2004	5.94%
Annual Return 2005	rr_AnnualReturn2005	4.00%
Annual Return 2006	rr_AnnualReturn2006	10.42%
Annual Return 2007	rr_AnnualReturn2007	6.89%
Annual Return 2008	rr_AnnualReturn2008	(29.07%)
Annual Return 2009	rr_AnnualReturn2009	25.62%
Annual Return 2010	rr_AnnualReturn2010	10.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.91%)
1 Year	rr_AverageAnnualReturnYear01	10.55%
5 Years	rr_AverageAnnualReturnYear05	3.06%
Since Inception	rr_AverageAnnualReturnSinceInception	4.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 17, 2002
MTB Managed Allocation Fund - Moderate Growth II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MTB MANAGED ALLOCATION FUND – MODERATE GROWTH II SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of the MTB Managed Allocation Fund – Moderate Growth II (the Fund) is to seek capital appreciation, and secondarily, income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It does not reflect any additional fees or expenses that may be imposed by separate accounts on insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It does not reflect any additional fees or expenses that may be imposed by separate accounts on insurance companies or in connection with any variable annuity or variable life insurance contract.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing in a combination of underlying MTB Group of Funds (MTB Funds) (Underlying Funds) managed by the Advisor. The Fund's assets are allocated among Underlying Funds that invest primarily in three asset classes, equity funds, fixed income funds and money market funds, so that the Fund normally has exposure to each of these asset classes. The amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve the Fund's goal based upon the Advisor's view of economic conditions. The largest allocations normally are to Underlying Funds that invest primarily in equity securities (Underlying Equity Funds), but at times the amount allocated to Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and money market funds (Underlying Money Market Funds) can be higher than the amount in equities. Each Underlying Equity Fund employs a growth, value or blended style of investing in domestic or foreign stocks and, together, the Underlying Equity Funds invest in companies representing a wide range of market capitalizations.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.The primary factors that may reduce the Fund's returns include:

•

Risk Related to Investment in Underlying Funds. The investment performance of the Fund is affected by the investment performance of the Underlying Funds in which the Fund invests. The ability of the Fund to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the decisions of MTBIA, as investment advisor, regarding the allocation of the Fund's assets among the Underlying Funds. There can be no assurance that the investment objective of the Fund or any Underlying Fund will be achieved. Through its investments in Underlying Funds, the Fund is subject to the risks of the Underlying Funds' investments. Certain of the risks of the Underlying Funds' investments are described below. In addition, both the Fund and the Underlying Funds in which it invests bear fees and expenses, so investment in the Fund may be subject to certain duplicate expenses. The Advisor is subject to certain conflicts of interest in choosing the Underlying Funds in which the Fund may invest.

•	Stock Market Risk. The risk posed by the fact that the values of equity securities rise and fall.

•	Risk Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

•	Risk Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.

•

Risk Related to Company Size. The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven trace records, limited product or service base and limited access to capital. These risks are greater for small-market capitalizations stocks.

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities fall when interest rates rise and vice versa.

•	Credit Risk. The possibility that an issuer will default on a security by failing to pay interest or principal when due.

•	Call Risk. The possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price.

•

Prepayment Risk. The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities.

•

Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade (which are typically referred to as junk bonds) generally entail greater interest rate and credit risks than investment grade securities.

•	Risk of Foreign Investing. Foreign economic political or regulatory conditions may be less favorable than those of the United States.

•

Expenses of Investing in Other Funds. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities. These estimated expenses of the Underlying Funds are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years and for the life of the Fund compare with those of broad measures of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance reflected in the bar chart for the Fund does not reflect any insurance company separate account charges or recurring shareholder account fees, which, if reflected, would lower returns. The table shows returns for the Fund's primary broad-based market index, the Standard & Poor's 500 Index (S&P 500), and the Fund's secondary broad-based market index, the Barclays Capital U.S. Aggregate Bond Index (BCAB). The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The BCAB is an unmanaged index composed of securities from Barclays Capital/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Unlike the Fund's returns, the index returns do not reflect a deduction for fees, expenses or taxes.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years and for the life of the Fund compare with those of broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	MTB MANAGED ALLOCATION FUND – MODERATE GROWTH II Performance Over 8 Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter 15.23% 6/30/2009
Worst Quarter (14.91)% 12/31/2008

		The Fund's total return for the three-month period from January 1, 2011 to March 31, 2011 was 3.99%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
MTB Managed Allocation Fund - Moderate Growth II | S&P 500 (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 17, 2002
MTB Managed Allocation Fund - Moderate Growth II | BCAB (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 17, 2002

[1]	MTB Investment Advisors, Inc. (MTBIA or Advisor) contractually agreed to waive all or a portion of its investment advisory fee, which it is otherwise entitled to receive, and/or reimburse certain operating expenses of the Fund in order to limit the Fund's total Direct Annual Fund operating expenses, exclusive of Acquired Fund Fees and Expenses, to not more than 0.74% of the Fund's average daily net assets through April 30, 2012. The Board of Trustees (Board or Trustees) of the MTB Group of Funds may terminate the waiver if it determines that it is in the best interests of the Fund to do so.